Interest and Finance Costs (Details) $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 2,045
Amortization of deferred finance costs and debt discount	352
Other	55
Total	$ 2,452